Consolidated Balance Sheets	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Current Assets
Cash and cash equivalents (Note 3 at VIE)	$ 37,119,195	$ 12,440,457
Restricted cash (Note 3 at VIE)	220,109	205,520
Accounts receivable, net (Note 3 at VIE)	34,410,597	39,352,408
Inventories, net (Note 3 at VIE)	671,251	595,627
Advances to suppliers, net (Note 3 at VIE)	6,854,461	13,079,889
Advances to suppliers - related party	1,533,000	0
Prepaid taxes (Note 3 at VIE)	1,046,667	2,396,349
Prepaid expenses and other receivables, net (Note 3 at VIE)	45,467	91,377
Total Current Assets (Note 3 at VIE)	81,900,747	68,161,627
Property, plant and equipment, net (Note 3 at VIE)	2,477,912	2,700,034
Other Assets
Manufacturing rebate receivable (Note 3 at VIE)	5,755,237	7,746,116
Intangible assets, net (Note 3 at VIE)	664,033	12,959,017
Long-term Investment	25,497,316	23,883,983
Total Other Assets (Note 3 at VIE)	31,916,586	44,589,116
Total Assets (Note 3 at VIE)	116,295,245	115,450,777
Current Liabilities
Short-term bank loans	5,564,790	6,861,208
Bank acceptance notes payable (Note 3 at VIE)	1,753,109	205,520
Accounts payable (Note 3 at VIE)	1,543,994	1,650,851
Due to related parties (Note 3 at VIE)	2,019,087	1,838,603
Customer deposits (Note 3 at VIE)	3,183,088	6,742,659
Taxes payable (Note 3 at VIE)	571,354	102,704
Due to third parties	306,600	287,200
Accrued liabilities and other payables (Note 3 at VIE)	1,861,835	1,444,896
Total Current Liabilities (Note 3 at VIE)	16,803,857	19,133,641
Deferred tax liability (Note 3 at VIE)	0	1,784,875
Total Liabilities (Note 3 at VIE)	16,803,857	20,918,516
Stockholders' Equity
Common stock, $0.001 par value, 50,000,000 shares authorized, 35,894,097 and 28,853,242 shares issued and outstanding as of December 31, 2020 and 2019, respectively	35,894	28,853
Additional paid-in capital	48,392,181	39,310,178
Statutory reserves	6,437,506	6,379,276
Retained earnings	45,480,031	52,058,681
Accumulated other comprehensive loss	(1,493,070)	(7,590,943)
Total Stockholders' Equity attributable to the Company	98,852,542	90,186,045
Noncontrolling interest	638,846	4,346,216
Total Stockholders' Equity	99,491,388	94,532,261
Total Liabilities and Stockholders' Equity	$ 116,295,245	$ 115,450,777